Loss per share - Anti-dilutive securities (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)	23,871,971	23,871,971
Options
Anti-dilutive securities
Anti-dilutive securities (in shares)	21,298,088	19,824,537
RSUs
Anti-dilutive securities
Anti-dilutive securities (in shares)	90,995	191,918
Convertible Notes
Anti-dilutive securities
Anti-dilutive securities (in shares)	60,874,795	5,652,174
Performance Shares
Anti-dilutive securities
Anti-dilutive securities (in shares)	600,000